Tweedy, Browne International Value Fund

Portfolio of Investments
December 31, 2023 (Unaudited)
Shares		Value*
COMMON STOCKS—97.2%
	Belgium—0.9%
926,488	Fagron NV	$16,999,421
552,008	KBC Group NV	35,806,025
		52,805,446
	Canada—2.7%
251,390	Lassonde Industries, Inc., Class A(a)	26,738,547
1,124,700	National Bank of Canada	86,147,960
1,456,214	Winpak, Ltd.	45,168,476
		158,054,983
	China—3.0%
4,349,576	Baidu, Inc., Class A(b)	64,670,877
8,383,895	Haitian International Holdings, Ltd.	20,743,525
6,463,000	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	5,881,330
1,485,150	Tencent Holdings, Ltd.	55,841,359
15,974,780	Uni-President China Holdings, Ltd.	11,354,224
22,047,485	WH Group, Ltd.	14,230,468
		172,721,783
	Czech Republic—0.0%(c)
2,800	Philip Morris CR a.s.	1,956,903
	Finland—0.9%
2,919,753	Kemira Oyj	54,152,873
	France—14.9%
267,774	Alten SA	39,814,216
2,392,742	Rubis SCA	59,470,705
1,326,405	Safran SA	233,642,910
2,895,521	SCOR SE	84,633,296
1,527,083	Tarkett SA(b)	15,721,836
1,011,698	Teleperformance SE	147,575,408
3,831,330	TotalEnergies SE	260,708,367
1,030,724	Ubisoft Entertainment SA(b)	26,312,798
		867,879,536
	Germany—7.8%
761,991	Brenntag SE	70,049,050
2,644,654	Deutsche Post AG, Registered	131,040,162
2,540,809	Fresenius SE & Co., KGaA	78,784,200
486,959	Krones AG	60,139,373
42,354	KSB SE & Co., KGaA	31,112,920
136,198	Muenchener Rueckversicherungs AG, Registered	56,434,215
537,857	Norma Group SE	9,524,124
65,633	Rheinmetall AG	20,807,929
		457,891,973
	Hong Kong—0.6%
25,880,073	Emperor Entertainment Hotel, Ltd.(b)	1,375,445
5,542,142	Great Eagle Holdings, Ltd.	8,602,207
12,583,508	Hang Lung Group, Ltd.	17,146,400
2,791,715	Johnson Electric Holdings, Ltd.	4,433,252
9,389,578	TAI Cheung Holdings, Ltd.	3,968,164
		35,525,468
Shares		Value*
	Italy—2.6%
550,000	Buzzi SpA	$16,732,134
4,365,000	SOL SpA	134,045,963
		150,778,097
	Japan—4.7%
891,970	ADEKA Corp.	18,158,277
821,635	Dentsu Group, Inc.	21,085,795
907,464	Fuji Seal International, Inc.	11,032,723
564,220	Fuso Chemical Co., Ltd.	16,708,884
481,855	Hosokawa Micron Corp.	13,483,600
3,363,180	Kuraray Co., Ltd.	34,006,335
2,113,385	Mitsubishi Gas Chemical Co., Inc.	33,811,462
1,368,360	Nabtesco Corp.	27,929,181
221,220	Nifco, Inc.	5,719,584
470	Nihon Kohden Corp.	14,879
164,400	Nippon Kanzai Holdings Co., Ltd.	2,998,102
820,800	Niterra Co., Ltd.	19,498,221
104,825	Okamoto Industries, Inc.	3,699,137
1,284,760	Sumitomo Heavy Industries, Ltd.	32,396,948
271,950	Taikisha, Ltd.	7,879,953
588,565	Transcosmos, Inc.	12,587,058
164,305	YAMABIKO Corp.	1,743,512
	Miscellaneous Security(d)	14,173,459
		276,927,110
	Mexico—2.2%
1,167,170	Coca-Cola FEMSA SAB de CV, Sponsored ADR	110,460,969
9,067,593	Megacable Holdings SAB de CV	20,266,816
		130,727,785
	Netherlands—4.1%
1,285,260	Aalberts NV	55,739,874
2,160,839	Heineken Holding NV	182,841,963
		238,581,837
	Philippines—0.1%
22,609,020	Alliance Global Group, Inc.	4,605,503
	Singapore—5.0%
5,215,900	DBS Group Holdings, Ltd.	132,107,663
7,345,990	United Overseas Bank, Ltd.	158,436,370
		290,544,033
	South Korea—2.3%
160,642	Binggrae Co., Ltd.	6,822,826
219,167	DB Insurance Co., Ltd.	14,243,558
131,339	Kangnam Jevisco Co., Ltd.	2,116,068
998,776	LG Corp.	66,616,087
991,707	LX Holdings Corp.	5,428,631
618,300	Samsung Electronics Co., Ltd.	37,686,583
		132,913,753
	Sweden—5.9%
704,365	Autoliv, Inc.	77,613,979
9,470,920	Husqvarna AB, Class B	77,982,600
3,801,500	SKF AB, Class B	75,933,056
3,363,668	Trelleborg AB, Class B	112,680,216
		344,209,851

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Tweedy, Browne International Value Fund

Portfolio of Investments
December 31, 2023 (Unaudited)
Shares		Value*
	Switzerland—12.4%
142,761	Coltene Holding AG, Registered	$12,144,820
2,035,079	Nestlé SA, Registered	235,775,623
80	Neue Zuercher Zeitung AG(b)	536,090
1,284,801	Novartis AG, Registered	129,556,301
68,178	Phoenix Mecano AG, Registered(a)(b)	35,156,243
422,045	Roche Holding AG	122,604,411
256,960	Sandoz Group AG(b)	8,261,555
429,703	TX Group AG	61,674,238
220,831	Zurich Insurance Group AG	115,341,659
		721,050,940
	United Kingdom—12.4%
4,003,983	Babcock International Group plc	20,161,896
16,182,566	BAE Systems plc	229,090,988
11,010,735	CNH Industrial NV	134,766,133
1,043,507	Computacenter plc	37,140,935
4,396,459	Diageo plc	160,067,545
2,704,933	Grafton Group plc	31,416,993
1,968,375	Howden Joinery Group plc	20,415,538
5,273,360	Inchcape plc	48,099,340
15,698,026	Johnson Service Group plc	28,336,771
16,292,379	Vertu Motors plc	14,746,363
		724,242,502
	United States—14.7%
1,509,760	Alphabet, Inc., Class A(b)	210,898,374
325,335	Alphabet, Inc., Class C(b)	45,849,462
418	Berkshire Hathaway, Inc., Class A(b)	226,817,263
1,931,380	FMC Corp.	121,773,509
2,589,316	Ionis Pharmaceuticals, Inc.(b)	130,993,496
750,927	Johnson & Johnson	117,700,298
293,905	Kenvue, Inc.	6,327,775
		860,360,177

TOTAL COMMON STOCKS (Cost $3,209,542,284)		5,675,930,553

PREFERRED STOCKS—0.5%
	Chile—0.3%
11,044,000	Embotelladora Andina SA, Class A	22,076,997
	Croatia—0.2%
166,388	Adris Grupa DD	10,403,109

TOTAL PREFERRED STOCKS (Cost $35,290,988)		32,480,106

Shares		Value*

REGISTERED INVESTMENT COMPANY—0.5%
30,211,239	Dreyfus Treasury Securities Cash Management– Institutional Shares 5.25%(e) (Cost $30,211,239)	$30,211,239
Face Value
U.S. TREASURY BILLS—1.7%
$50,000,000	5.526%(f) due 04/11/2024	49,279,722
50,000,000	5.385%(f) due 05/16/2024	49,041,312

TOTAL U.S. TREASURY BILLS (Cost $98,269,676)		98,321,034
INVESTMENTS IN SECURITIES (Cost $3,373,314,187)	99.9%	5,836,942,932

UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)	(0.4)	(25,499,057)
OTHER ASSETS AND LIABILITIES (Net)	0.5	29,906,798
NET ASSETS	100.0%	$5,841,350,673

*	See Note 1 in Notes to Portfolio of Investments.
(a)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(b)	Non-income producing security.
(c)	Amount represents less than 0.1% of net assets.
(d)	Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. The aggregate amount of $14,173,459 represents 0.2% of the net assets of the Fund.
(e)	Rate disclosed is the 7-day yield at December 31, 2023.
(f)	Rate represents annualized yield at date of purchase.
Abbreviations:
ADR —	American Depositary Receipt

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Tweedy, Browne International Value Fund

Sector Diversification
December 31, 2023 (Unaudited)
Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Capital Goods	24.3%
Pharmaceuticals, Biotechnology & Life Sciences	8.7
Insurance	8.6
Materials	8.5
Software & Services	8.0
Beverage	7.7
Banks	7.1
Food	4.9
Energy	4.5
Commercial & Professional Services	3.4
Transportation	2.3
Media & Entertainment	2.2
Health Care Equipment & Services	1.8
Automobiles & Components	1.8
Consumer Discretionary Distribution & Retail	1.1
Utilities	1.0
Technology Hardware & Equipment	0.7
Real Estate Management & Development	0.5
Household & Personal Products	0.1
Tobacco	0.0*
Consumer Services	0.0*
Total Common Stocks	97.2
Preferred Stocks	0.5
Registered Investment Company	0.5
U.S. Treasury Bills	1.7
Unrealized Depreciation on Forward Contracts	(0.4)
Other Assets and Liabilities (Net)	0.5
Net Assets	100.0%

*	Amount represents less than 0.1% of net assets.

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Tweedy, Browne International Value Fund

Portfolio Composition
December 31, 2023 (Unaudited)
Portfolio Composition	Percentage of Net Assets
France	15%
United States	15
United Kingdom	12
Switzerland	12
Germany	8
Sweden	6
Singapore	5
Japan	5
Other Countries(a)	20
Money Market Funds, Treasury Bills and Other Assets and Liabilities (Net)(b)	2
Total	100%

(a)	“Other Countries” include Belgium, Canada, Chile, China, Croatia, Czech Republic, Finland, Hong Kong, Italy, Mexico, Netherlands, Philippines and South Korea
(b)	Includes Unrealized Depreciation on Forward Contracts (Net)

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Tweedy, Browne International Value Fund

Schedule of Forward Exchange Contracts
December 31, 2023 (Unaudited)
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 12/31/23*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
200,000,000	Chinese Yuan	SSB	1/23/24	$27,377,758	$28,136,340	$758,582
220,000,000	Chinese Yuan	JPM	1/26/24	30,119,863	30,956,430	836,567
245,000,000	Chinese Yuan	JPM	2/23/24	33,648,069	34,536,592	888,523
180,000,000	Hong Kong Dollar	SSB	5/3/24	23,171,391	23,117,258	(54,133)
TOTAL				$114,317,081	$116,746,620	$2,429,539
FORWARD EXCHANGE CONTRACTS TO SELL(a)
27,500,000	Canadian Dollar	NTC	3/28/24	$(20,163,138)	$(20,881,091)	$(717,953)
37,000,000	Canadian Dollar	NTC	9/5/24	(27,292,375)	(28,137,750)	(845,375)
22,000,000	Canadian Dollar	NTC	12/12/24	(16,299,194)	(16,745,633)	(446,439)
50,000,000	Canadian Dollar	SSB	1/2/25	(37,830,640)	(38,065,348)	(234,708)
10,500,000,000	Chilean Peso	SSB	3/28/24	(12,396,694)	(11,965,335)	431,359
7,500,000,000	Chilean Peso	JPM	1/2/25	(8,369,602)	(8,489,210)	(119,608)
200,000,000	Chinese Yuan	SSB	1/23/24	(30,293,391)	(28,136,340)	2,157,051
220,000,000	Chinese Yuan	JPM	1/26/24	(33,264,285)	(30,956,430)	2,307,855
800,000,000	Chinese Yuan	JPM	2/23/24	(119,394,075)	(112,772,546)	6,621,529
460,000,000	Chinese Yuan	JPM	9/5/24	(64,693,060)	(65,665,662)	(972,602)
80,000,000	European Union Euro	NTC	4/9/24	(88,336,000)	(88,738,517)	(402,517)
90,000,000	European Union Euro	SSB	4/17/24	(99,725,850)	(99,863,353)	(137,503)
60,000,000	European Union Euro	BNY	5/20/24	(66,380,400)	(66,665,151)	(284,751)
75,000,000	European Union Euro	NTC	5/31/24	(82,043,250)	(83,368,832)	(1,325,582)
75,000,000	European Union Euro	BNY	6/4/24	(81,847,500)	(83,382,438)	(1,534,938)
210,000,000	European Union Euro	SSB	12/6/24	(233,964,150)	(235,482,749)	(1,518,599)
100,000,000	European Union Euro	NTC	12/12/24	(109,953,500)	(112,166,562)	(2,213,062)
65,000,000	European Union Euro	SSB	12/12/24	(71,458,725)	(72,908,265)	(1,449,540)
84,000,000	Great Britain Pound Sterling	JPM	7/22/24	(109,451,160)	(107,141,133)	2,310,027
75,000,000	Great Britain Pound Sterling	NTC	8/8/24	(95,380,500)	(95,669,579)	(289,079)
90,000,000	Great Britain Pound Sterling	NTC	8/19/24	(114,338,520)	(114,809,594)	(471,074)
75,000,000	Great Britain Pound Sterling	NTC	9/20/24	(93,654,600)	(95,689,452)	(2,034,852)
52,000,000	Great Britain Pound Sterling	JPM	10/7/24	(63,515,400)	(66,350,136)	(2,834,736)
240,000,000	Hong Kong Dollar	SSB	5/3/24	(30,883,659)	(30,823,011)	60,648
300,000,000	Hong Kong Dollar	NTC	5/8/24	(38,578,510)	(38,532,989)	45,521
3,450,000,000	Japanese Yen	SSB	2/8/24	(27,933,458)	(24,626,587)	3,306,871
3,500,000,000	Japanese Yen	JPM	5/24/24	(26,861,090)	(25,385,153)	1,475,937
3,000,000,000	Japanese Yen	SSB	6/25/24	(22,624,400)	(21,859,476)	764,924
5,800,000,000	Japanese Yen	JPM	8/15/24	(42,912,422)	(42,544,812)	367,610
6,000,000,000	Japanese Yen	JPM	9/5/24	(43,435,769)	(44,132,500)	(696,731)
3,200,000,000	Japanese Yen	BNY	9/26/24	(22,970,354)	(23,602,021)	(631,667)
3,500,000,000	Japanese Yen	SSB	12/16/24	(25,733,402)	(26,091,293)	(357,891)
360,000,000	Mexican Peso	BNY	4/9/24	(18,595,041)	(20,908,493)	(2,313,452)
250,000,000	Mexican Peso	NTC	4/17/24	(12,712,942)	(14,500,197)	(1,787,255)
250,000,000	Mexican Peso	BNY	5/20/24	(13,147,515)	(14,419,947)	(1,272,432)
100,000,000	Mexican Peso	JPM	6/7/24	(5,283,178)	(5,750,619)	(467,441)
130,000,000	Mexican Peso	NTC	9/5/24	(7,235,527)	(7,365,266)	(129,739)
150,000,000	Philippine Peso	SSB	4/1/24	(2,736,228)	(2,708,148)	28,080
76,000,000	Philippine Peso	JPM	11/20/24	(1,361,275)	(1,369,816)	(8,541)
40,000,000	Singapore Dollar	SSB	1/19/24	(30,323,706)	(30,354,305)	(30,599)
50,000,000	Singapore Dollar	NTC	4/17/24	(38,054,646)	(38,095,873)	(41,227)
75,000,000	Singapore Dollar	SSB	6/28/24	(56,726,989)	(57,328,135)	(601,146)
50,000,000	Singapore Dollar	JPM	7/12/24	(37,516,413)	(38,238,463)	(722,050)
70,000,000	Singapore Dollar	NTC	8/23/24	(52,426,603)	(53,616,786)	(1,190,183)
60,000,000	Singapore Dollar	JPM	1/2/25	(45,984,059)	(46,181,339)	(197,280)
45,000,000,000	South Korean Won	SSB	3/25/24	(35,049,459)	(35,116,564)	(67,105)
55,000,000,000	South Korean Won	JPM	5/20/24	(42,029,008)	(43,050,786)	(1,021,778)
32,335,000,000	South Korean Won	JPM	12/9/24	(25,000,000)	(25,568,422)	(568,422)
300,000,000	Swedish Krona	NTC	2/23/24	(29,295,445)	(29,833,558)	(538,113)
315,000,000	Swedish Krona	NTC	4/9/24	(30,811,366)	(31,380,210)	(568,844)
440,000,000	Swedish Krona	SSB	5/3/24	(43,147,830)	(43,870,237)	(722,407)
145,000,000	Swedish Krona	SSB	9/5/24	(13,475,153)	(14,525,231)	(1,050,078)
130,000,000	Swedish Krona	BNY	9/26/24	(11,846,722)	(13,033,321)	(1,186,599)
20,000,000	Swiss Franc	JPM	1/26/24	(22,754,682)	(23,834,235)	(1,079,553)
65,000,000	Swiss Franc	NTC	4/17/24	(74,133,212)	(78,099,425)	(3,966,213)
25,000,000	Swiss Franc	NTC	5/21/24	(28,886,873)	(30,137,027)	(1,250,154)

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Tweedy, Browne International Value Fund

Schedule of Forward Exchange Contracts
December 31, 2023 (Unaudited)
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 12/31/23*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
120,000,000	Swiss Franc	SSB	12/17/24	$(141,626,342)	$(147,473,944)	$(5,847,602)
85,000,000	Swiss Franc	JPM	1/3/25	(102,955,426)	(104,614,014)	(1,658,588)
TOTAL				$(2,885,094,713)	$(2,913,023,309)	$(27,928,596)
Unrealized Depreciation on Forward Contracts (Net)						$(25,499,057)

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Primary risk exposure being hedged against is currency risk.
Counterparty Abbreviations:
BNY —	The Bank of New York Mellon
JPM —	JPMorgan Chase Bank NA
NTC —	Northern Trust Company
SSB —	State Street Bank and Trust Company

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Tweedy, Browne International Value Fund II - Currency Unhedged

Portfolio of Investments
December 31, 2023 (Unaudited)
Shares		Value*
COMMON STOCKS—93.9%
	Belgium—1.2%
79,510	Fagron NV	$1,458,868
46,370	KBC Group NV	3,007,793
		4,466,661
	Canada—2.1%
1,750	E-L Financial Corp., Ltd.	1,391,161
21,490	Lassonde Industries, Inc., Class A	2,285,737
141,655	Winpak, Ltd.	4,393,819
		8,070,717
	China—2.9%
260,610	Baidu, Inc., Class A(a)	3,874,832
1,004,050	Haitian International Holdings, Ltd.	2,484,232
357,122	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	324,981
72,385	Tencent Holdings, Ltd.	2,721,662
2,729,475	Uni-President China Holdings, Ltd.	1,940,000
		11,345,707
	Finland—1.4%
287,855	Kemira Oyj	5,338,868
	France—16.1%
24,440	Alten SA	3,633,883
123,575	Rubis SCA	3,071,410
77,024	Safran SA	13,567,584
292,565	SCOR SE	8,551,394
517,117	Tarkett SA(a)	5,323,894
81,190	Teleperformance SE	11,843,107
203,778	TotalEnergies SE	13,866,367
77,420	Ubisoft Entertainment SA(a)	1,976,414
		61,834,053
	Germany—6.9%
52,705	Brenntag SE	4,845,116
204,604	Deutsche Post AG, Registered	10,137,939
98,405	Fresenius SE & Co., KGaA	3,051,296
9,197	Muenchener Rueckversicherungs AG, Registered	3,810,816
15,028	Rheinmetall AG	4,764,395
		26,609,562
	Hong Kong—1.0%
1,663,100	Chow Sang Sang Holdings International, Ltd.	1,912,601
3,969,927	Emperor Entertainment Hotel, Ltd.(a)	210,989
655,955	Hang Lung Group, Ltd.	893,810
536,600	Johnson Electric Holdings, Ltd.	852,122
45,710	Luk Fook Holdings International, Ltd.	122,638
		3,992,160
	Italy—0.8%
35,576	Buzzi SpA	1,082,295
66,455	SOL SpA	2,040,785
		3,123,080
	Japan—7.3%
166,700	ADEKA Corp.	3,393,595
Shares		Value*
	Japan (continued)
68,445	Dentsu Group, Inc.	$1,756,519
12,000	Fukuda Denshi Co., Ltd.	627,323
42,405	Fuso Chemical Co., Ltd.	1,255,787
111,630	Inaba Denki Sangyo Co., Ltd.	2,692,169
20,600	Kamigumi Co., Ltd.	491,840
288,625	Kuraray Co., Ltd.	2,918,392
155,995	Mitsubishi Gas Chemical Co., Inc.	2,495,721
111,685	Nabtesco Corp.	2,279,569
57,855	Nihon Kohden Corp.	1,831,514
33,045	Okamoto Industries, Inc.	1,166,115
108,745	Sumitomo Heavy Industries, Ltd.	2,742,151
44,060	Taikisha, Ltd.	1,276,671
92,200	Transcosmos, Inc.	1,971,790
	Miscellaneous Securities(b)	1,130,050
		28,029,206
	Mexico—2.6%
51,161	Coca-Cola FEMSA SAB de CV, Sponsored ADR	4,841,877
2,230,421	Megacable Holdings SAB de CV	4,985,174
		9,827,051
	Netherlands—2.6%
90,820	Aalberts NV	3,938,732
71,375	Heineken Holding NV	6,039,481
		9,978,213
	Philippines—0.5%
6,997,100	Alliance Global Group, Inc.	1,425,324
937,800	China Banking Corp.	522,458
		1,947,782
	Singapore—3.9%
297,855	DBS Group Holdings, Ltd.	7,544,034
350,605	United Overseas Bank, Ltd.	7,561,756
		15,105,790
	South Korea—3.0%
27,787	Binggrae Co., Ltd.	1,180,176
15,005	DB Insurance Co., Ltd.	975,168
89,851	LG Corp.	5,992,857
107,457	LX Holdings Corp.	588,223
47,060	Samsung Electronics Co., Ltd.	2,868,398
		11,604,822
	Sweden—5.5%
38,380	Autoliv, Inc.	4,229,092
399,103	Husqvarna AB, Class B	3,286,174
317,975	SKF AB, Class B	6,351,391
211,883	Trelleborg AB, Class B	7,097,913
		20,964,570
	Switzerland—9.7%
97,015	Nestlé SA, Registered	11,239,747
69,216	Novartis AG, Registered	6,979,578
5,015	Phoenix Mecano AG, Registered(a)	2,586,004
27,580	Roche Holding AG	8,012,012

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund II - Currency Unhedged

Portfolio of Investments
December 31, 2023 (Unaudited)
Shares		Value*
	Switzerland (continued)
25,789	TX Group AG	$3,701,433
8,759	Zurich Insurance Group AG	4,574,890
		37,093,664
	Taiwan—0.1%
148,500	Lumax International Corp., Ltd.	431,606
	United Kingdom—12.8%
768,527	BAE Systems plc	10,879,771
581,487	CNH Industrial NV	7,117,123
82,845	Computacenter plc	2,948,654
272,703	Diageo plc	9,928,649
229,117	Grafton Group plc	2,661,126
306,936	Howden Joinery Group plc	3,183,470
802,205	Inchcape plc	7,317,067
1,504,280	Johnson Service Group plc	2,715,401
2,741,248	Vertu Motors plc	2,481,126
		49,232,387
	United States—13.5%
70,070	Alphabet, Inc., Class A(a)	9,788,078
2,080	AutoZone, Inc.(a)	5,378,069
34,135	Berkshire Hathaway, Inc., Class B(a)	12,174,589
119,422	FMC Corp.	7,529,557
175,002	Ionis Pharmaceuticals, Inc.(a)	8,853,351
52,371	Johnson & Johnson	8,208,631
		51,932,275

TOTAL COMMON STOCKS (Cost $269,457,545)		360,928,174

Shares		Value*

PREFERRED STOCKS—0.6%
Chile—0.5%
940,000	Embotelladora Andina SA, Class A	$1,879,064
Germany—0.1%
648	KSB AG	416,603

TOTAL PREFERRED STOCKS (Cost $3,051,153)		2,295,667

REGISTERED INVESTMENT COMPANY—5.1%
19,320,453	Dreyfus Government Securities Cash Management– Institutional Shares 5.21%(c) (Cost $19,320,453)	19,320,453
INVESTMENTS IN SECURITIES (Cost $291,829,151)	99.6%	382,544,294
OTHER ASSETS AND LIABILITIES (Net)	0.4	1,723,558
NET ASSETS	100.0%	$384,267,852

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. The aggregate amount of $1,130,050 represents 0.3% of the net assets of the Fund.
(c)	Rate disclosed is the 7-day yield at December 31, 2023.
Abbreviations:
ADR —	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund II - Currency Unhedged

Sector Diversification
December 31, 2023 (Unaudited)
Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Capital Goods	25.2%
Pharmaceuticals, Biotechnology & Life Sciences	8.3
Materials	8.3
Insurance	8.2
Software & Services	6.5
Beverage	5.5
Banks	4.8
Food	4.3
Consumer Discretionary Distribution & Retail	3.9
Commercial & Professional Services	3.8
Energy	3.6
Media & Entertainment	3.3
Transportation	2.7
Health Care Equipment & Services	1.9
Automobiles & Components	1.3
Utilities	0.8
Technology Hardware & Equipment	0.7
Consumer Durables & Apparel	0.5
Real Estate Management & Development	0.2
Consumer Services	0.1
Total Common Stocks	93.9
Preferred Stocks	0.6
Registered Investment Company	5.1
Other Assets and Liabilities (Net)	0.4
Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund II - Currency Unhedged

Portfolio Composition
December 31, 2023 (Unaudited)
Portfolio Composition	Percentage of Net Assets
France	16%
United States	14
United Kingdom	13
Switzerland	10
Japan	7
Germany	7
Sweden	5
Singapore	4
Other Countries(a)	19
Money Market Funds and Other Assets and Liabilities (Net)	5
Total	100%

(a)	“Other Countries” include Belgium, Canada, Chile, China, Finland, Hong Kong, Italy, Mexico, Netherlands, Philippines, South Korea and Taiwan

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments
December 31, 2023 (Unaudited)
Shares		Value*
COMMON STOCKS—94.9%
	Belgium—0.8%
66,181	Fagron NV	$1,214,305
38,820	KBC Group NV	2,518,061
		3,732,366
	Canada—1.5%
18,010	Lassonde Industries, Inc., Class A	1,915,594
147,158	Winpak, Ltd.	4,564,510
		6,480,104
	China—1.8%
231,680	Baidu, Inc., Class A(a)	3,444,692
1,006,590	Haitian International Holdings, Ltd.	2,490,516
345,561	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	314,460
2,349,905	Uni-President China Holdings, Ltd.	1,670,217
		7,919,885
	Finland—1.0%
227,906	Kemira Oyj	4,226,989
	France—15.1%
25,667	Alten SA	3,816,321
299,826	Rubis SCA	7,452,063
72,857	Safran SA	12,833,578
310,794	SCOR SE	9,084,210
150,328	Tarkett SA(a)	1,547,677
95,170	Teleperformance SE	13,882,356
236,380	TotalEnergies SE	16,084,817
72,825	Ubisoft Entertainment SA(a)	1,859,110
		66,560,132
	Germany—7.7%
54,875	Brenntag SE	5,044,602
190,881	Deutsche Post AG, Registered	9,457,977
301,060	Fresenius SE & Co., KGaA	9,335,126
17,583	Krones AG	2,171,498
150,000	Norma Group SE	2,656,131
16,413	Rheinmetall AG	5,203,488
		33,868,822
	Hong Kong—0.4%
1,046,000	Chow Sang Sang Holdings International, Ltd.	1,202,922
214,000	Luk Fook Holdings International, Ltd.	574,153
		1,777,075
	Japan—4.8%
63,220	ADEKA Corp.	1,287,001
72,285	Dentsu Group, Inc.	1,855,065
40,205	Fuso Chemical Co., Ltd.	1,190,636
37,260	Hosokawa Micron Corp.	1,042,635
36,595	Inaba Denki Sangyo Co., Ltd.	882,558
148,315	Mitsubishi Gas Chemical Co., Inc.	2,372,851
130,035	Nabtesco Corp.	2,654,105
48,115	Nihon Kohden Corp.	1,523,175
28,005	Okamoto Industries, Inc.	988,260
89,060	Sumitomo Heavy Industries, Ltd.	2,245,768
Shares		Value*
	Japan (continued)
34,620	Taikisha, Ltd.	$1,003,140
87,100	Transcosmos, Inc.	1,862,722
99,120	YAMABIKO Corp.	1,051,805
	Miscellaneous Security(b)	1,075,442
		21,035,163
	Mexico—1.2%
54,420	Coca-Cola FEMSA SAB de CV, Sponsored ADR	5,150,309
	Netherlands—3.4%
94,810	Aalberts NV	4,111,773
128,033	Heineken Holding NV	10,833,665
		14,945,438
	Philippines—0.3%
6,542,900	Alliance Global Group, Inc.	1,332,802
	Singapore—1.9%
386,517	United Overseas Bank, Ltd.	8,336,297
	South Korea—2.2%
22,336	Binggrae Co., Ltd.	948,660
16,075	DB Insurance Co., Ltd.	1,044,706
70,858	LG Corp.	4,726,067
61,295	LX Holdings Corp.	335,531
43,090	Samsung Electronics Co., Ltd.	2,626,419
		9,681,383
	Sweden—4.6%
52,604	Autoliv, Inc.	5,796,435
575,755	Husqvarna AB, Class B	4,740,708
256,145	SKF AB, Class B	5,116,368
139,505	Trelleborg AB, Class B	4,673,307
		20,326,818
	Switzerland—5.3%
118,780	Nestlé SA, ADR	13,734,531
50,749	Novartis AG, Registered	5,117,409
15,638	Roche Holding AG	4,542,852
		23,394,792
	United Kingdom—8.5%
529,590	BAE Systems plc	7,497,222
650,620	CNH Industrial NV	7,963,278
74,115	Computacenter plc	2,637,932
62,715	Diageo plc, Sponsored ADR	9,135,067
223,196	Grafton Group plc	2,592,355
252,750	Howden Joinery Group plc	2,621,466
282,425	Inchcape plc	2,576,053
1,269,763	Johnson Service Group plc	2,292,071
		37,315,444
	United States—34.4%
123,000	Alphabet, Inc., Class A(a)	17,181,870
48,220	Atmus Filtration Technologies, Inc.(a)	1,132,688
1,990	AutoZone, Inc.(a)	5,145,364
76,760	Bank of America Corp.	2,584,509
51	Berkshire Hathaway, Inc., Class A(a)	27,673,877
107,535	Enterprise Products Partners LP	2,833,547

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments
December 31, 2023 (Unaudited)
Shares		Value*
	United States (continued)
35,160	FedEx Corp.	$8,894,425
144,026	FMC Corp.	9,080,839
190,425	Ionis Pharmaceuticals, Inc.(a)	9,633,601
63,514	Johnson & Johnson	9,955,184
24,852	Kenvue, Inc.	535,064
33,708	National Western Life Group, Inc., Class A	16,281,638
186,300	Sealed Air Corp.	6,803,676
16,827	Thor Industries, Inc.	1,989,793
131,295	Truist Financial Corp.	4,847,412
122,928	U-Haul Holding Co.	8,659,048
18,490	Vertex Pharmaceuticals, Inc.(a)	7,523,396
225,783	Wells Fargo & Co.	11,113,039
		151,868,970

TOTAL COMMON STOCKS (Cost $241,759,082)		417,952,789

PREFERRED STOCK—0.2%
	Chile—0.2%
492,000	Embotelladora Andina SA, Class A (Cost $918,376)	983,510

REGISTERED INVESTMENT COMPANY—3.9%
17,291,166	Dreyfus Government Securities Cash Management– Institutional Shares 5.21%(c) (Cost $17,291,166)	17,291,166

Face Value		Value*
U.S. TREASURY BILL—0.9%
$4,000,000	5.337%(d) due 05/30/2024 (Cost $3,914,083)	$3,916,424
INVESTMENTS IN SECURITIES (Cost $263,882,707)	99.9%	440,143,889

UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)	(0.0)(e)	(63,161)
OTHER ASSETS AND LIABILITIES (Net)	0.1	641,752
NET ASSETS	100.0%	$440,722,480

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. The aggregate amount of $1,075,442 represents 0.2% of the net assets of the Fund.
(c)	Rate disclosed is the 7-day yield at December 31, 2023.
(d)	Rate represents annualized yield at date of purchase.
(e)	Amount represents less than 0.1% of net assets.
Abbreviations:
ADR —	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Sector Diversification
December 31, 2023 (Unaudited)
Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Capital Goods	20.0%
Insurance	12.3
Pharmaceuticals, Biotechnology & Life Sciences	8.4
Materials	7.0
Banks	6.6
Software & Services	6.6
Transportation	6.2
Beverage	5.8
Energy	4.2
Food	4.1
Commercial & Professional Services	3.6
Health Care Equipment & Services	2.8
Automobiles & Components	1.9
Consumer Discretionary Distribution & Retail	1.9
Utilities	1.7
Media & Entertainment	0.8
Technology Hardware & Equipment	0.6
Consumer Durables & Apparel	0.3
Household & Personal Products	0.1
Total Common Stocks	94.9
Preferred Stock	0.2
Registered Investment Company	3.9
U.S. Treasury Bill	0.9
Unrealized Depreciation on Forward Contracts	(0.0)*
Other Assets and Liabilities (Net)	0.1
Net Assets	100.0%

*	Amount represents less than 0.1% of net assets.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio Composition
December 31, 2023 (Unaudited)
Portfolio Composition	Percentage of Net Assets
United States	34%
France	15
United Kingdom	9
Germany	8
Switzerland	5
Japan	5
Sweden	5
Netherlands	3
Other Countries(a)	11
Money Market Funds, Treasury Bill and Other Assets and Liabilities (Net)(b)	5
Total	100%

(a)	“Other Countries” include Belgium, Canada, Chile, China, Finland, Hong Kong, Mexico, Philippines, Singapore and South Korea
(b)	Includes Unrealized Depreciation on Forward Contracts (Net)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Schedule of Forward Exchange Contracts
December 31, 2023 (Unaudited)
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 12/31/23*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
12,800,000	Chinese Yuan	SSB	1/23/24	$1,760,111	$1,800,726	$40,615
39,500,000	Mexican Peso	JPM	6/7/24	2,161,323	2,271,494	110,171
TOTAL				$3,921,434	$4,072,220	$150,786
FORWARD EXCHANGE CONTRACTS TO SELL(a)
1,950,000	Canadian Dollar	SSB	1/8/24	$(1,443,803)	$(1,479,054)	$(35,251)
800,000,000	Chilean Peso	SSB	8/8/24	(927,321)	(907,241)	20,080
24,500,000	Chinese Yuan	SSB	1/23/24	(3,710,940)	(3,446,702)	264,238
29,000,000	Chinese Yuan	JPM	2/23/24	(4,328,035)	(4,088,005)	240,030
8,100,000	European Union Euro	SSB	2/8/24	(8,962,747)	(8,962,434)	313
9,000,000	European Union Euro	NTC	4/9/24	(9,937,800)	(9,983,083)	(45,283)
7,000,000	European Union Euro	BNY	5/20/24	(7,744,380)	(7,777,601)	(33,221)
12,500,000	European Union Euro	BNY	5/24/24	(13,752,500)	(13,890,839)	(138,339)
3,500,000	European Union Euro	BNY	6/28/24	(3,898,790)	(3,894,970)	3,820
4,700,000	European Union Euro	NTC	10/31/24	(5,063,992)	(5,261,345)	(197,353)
6,500,000	Great Britain Pound Sterling	SSB	1/19/24	(7,951,450)	(8,287,213)	(335,763)
4,200,000	Great Britain Pound Sterling	JPM	7/22/24	(5,472,558)	(5,357,057)	115,501
4,400,000	Great Britain Pound Sterling	NTC	8/8/24	(5,595,656)	(5,612,615)	(16,959)
8,500,000	Hong Kong Dollar	SSB	2/8/24	(1,090,848)	(1,089,610)	1,238
4,600,000	Hong Kong Dollar	SSB	3/28/24	(592,266)	(590,321)	1,945
11,500,000	Hong Kong Dollar	BNY	9/5/24	(1,478,231)	(1,480,110)	(1,879)
6,500,000	Hong Kong Dollar	SSB	12/6/24	(836,734)	(837,600)	(866)
430,000,000	Japanese Yen	SSB	2/8/24	(3,481,561)	(3,069,401)	412,160
365,000,000	Japanese Yen	JPM	3/18/24	(2,842,901)	(2,621,286)	221,615
420,000,000	Japanese Yen	JPM	5/24/24	(3,223,331)	(3,046,218)	177,113
430,000,000	Japanese Yen	SSB	6/25/24	(3,242,831)	(3,133,192)	109,639
165,000,000	Japanese Yen	JPM	8/15/24	(1,220,784)	(1,210,327)	10,457
375,000,000	Japanese Yen	SSB	12/16/24	(2,757,150)	(2,795,496)	(38,346)
63,000,000	Mexican Peso	JPM	6/7/24	(3,328,402)	(3,622,890)	(294,488)
16,200,000	Mexican Peso	BNY	7/12/24	(892,834)	(926,187)	(33,353)
47,000,000	Philippine Peso	SSB	4/1/24	(857,351)	(848,553)	8,798
18,000,000	Philippine Peso	JPM	11/20/24	(322,407)	(324,430)	(2,023)
11,000,000	Singapore Dollar	SSB	1/19/24	(8,339,019)	(8,347,434)	(8,415)
6,700,000,000	South Korean Won	JPM	3/18/24	(5,175,744)	(5,226,350)	(50,606)
2,000,000,000	South Korean Won	JPM	5/13/24	(1,532,861)	(1,564,891)	(32,030)
1,700,000,000	South Korean Won	JPM	1/2/25	(1,338,056)	(1,345,620)	(7,564)
24,000,000	Swedish Krona	NTC	2/23/24	(2,343,636)	(2,386,685)	(43,049)
44,000,000	Swedish Krona	NTC	4/9/24	(4,303,810)	(4,383,267)	(79,457)
22,000,000	Swedish Krona	NTC	8/23/24	(2,050,613)	(2,202,709)	(152,096)
1,700,000	Swiss Franc	SSB	12/17/24	(2,006,373)	(2,089,214)	(82,841)
8,800,000	Swiss Franc	JPM	1/3/25	(10,658,915)	(10,830,627)	(171,712)
TOTAL				$(142,706,630)	$(142,920,577)	$(213,947)
Unrealized Depreciation on Forward Contracts (Net)						$(63,161)

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Primary risk exposure being hedged against is currency risk.
Counterparty Abbreviations:
BNY —	The Bank of New York Mellon
JPM —	JPMorgan Chase Bank NA
NTC —	Northern Trust Company
SSB —	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments
December 31, 2023 (Unaudited)
Shares		Value*
COMMON STOCKS—93.9%
	Belgium—0.7%
7,175	KBC Group NV	$465,407
	China—2.2%
308,710	Haitian International Holdings, Ltd.	763,813
976,845	Uni-President China Holdings, Ltd.	694,302
		1,458,115
	Finland—2.6%
95,220	Kemira Oyj	1,766,052
	France—11.4%
58,430	Rubis SCA	1,452,256
11,320	Safran SA	1,993,989
57,766	SCOR SE	1,688,445
44,294	Tarkett SA(a)	456,022
14,570	Teleperformance SE	2,125,312
		7,716,024
	Germany—7.6%
36,145	Deutsche Post AG, Registered	1,790,951
50,225	Fresenius SE & Co., KGaA	1,557,353
2,624	Muenchener Rueckversicherungs AG, Registered	1,087,266
41,885	Norma Group SE	741,680
		5,177,250
	Hong Kong—3.8%
117,150	CK Hutchison Holdings, Ltd.	627,866
407,000	Hang Lung Group, Ltd.	554,582
592,340	Johnson Electric Holdings, Ltd.	940,638
172,775	Luk Fook Holdings International, Ltd.	463,548
		2,586,634
	Japan—9.0%
42,370	ADEKA Corp.	862,547
19,655	Dentsu Group, Inc.	504,410
45,315	Inaba Denki Sangyo Co., Ltd.	1,092,857
56,600	Kuraray Co., Ltd.	572,303
48,915	Mitsubishi Gas Chemical Co., Inc.	782,578
16,420	Nabtesco Corp.	335,144
12,325	Nippon Express Holdings, Inc.	700,614
17,685	Sumitomo Heavy Industries, Ltd.	445,951
35,785	Takasago Thermal Engineering Co., Ltd.	817,334
		6,113,738
	Mexico—3.1%
9,925	Coca-Cola FEMSA SAB de CV, Sponsored ADR	939,302
531,475	Megacable Holdings SAB de CV	1,187,890
		2,127,192
	Netherlands—1.3%
19,775	Aalberts NV	857,613
	Singapore—4.0%
53,795	DBS Group Holdings, Ltd.	1,362,513
63,030	United Overseas Bank, Ltd.	1,359,415
		2,721,928
Shares		Value*
	South Korea—1.7%
13,365	LG Corp.	$891,415
53,223	LX Holdings Corp.	291,344
		1,182,759
	Sweden—6.3%
10,925	Autoliv, Inc.	1,203,826
101,255	Husqvarna AB, Class B	833,723
48,290	SKF AB, Class B	964,569
38,215	Trelleborg AB, Class B	1,280,172
		4,282,290
	Switzerland—10.9%
28,420	Nestlé SA, Registered	3,292,621
16,072	Novartis AG, Registered	1,620,662
4,550	Roche Holding AG	1,321,779
2,187	Zurich Insurance Group AG	1,142,286
		7,377,348
	United Kingdom—14.5%
152,600	BAE Systems plc	2,160,305
26,290	Computacenter plc	935,725
68,020	Diageo plc	2,476,492
40,695	Grafton Group plc	472,660
78,507	GSK plc	1,451,371
47,690	Howden Joinery Group plc	494,630
133,180	Inchcape plc	1,214,761
13,045	Unilever plc	631,957
		9,837,901
	United States—14.8%
41,145	Bank of America Corp.	1,385,352
28,760	Enterprise Products Partners LP	757,826
21,835	FMC Corp.	1,376,697
12,783	Johnson & Johnson	2,003,607
4,996	Kenvue, Inc.	107,564
6,945	Progressive Corp./The	1,106,200
30,645	Truist Financial Corp.	1,131,413
30,030	U.S. Bancorp	1,299,698
23,711	Verizon Communications, Inc.	893,905
		10,062,262

TOTAL COMMON STOCKS (Cost $48,302,804)		63,732,513

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments
December 31, 2023 (Unaudited)
Shares		Value*

REGISTERED INVESTMENT COMPANY—5.4%
3,641,222	Dreyfus Government Securities Cash Management– Institutional Shares 5.21%(b) (Cost $3,641,222)	$3,641,222
INVESTMENTS IN SECURITIES (Cost $51,944,026)	99.3%	67,373,735
OTHER ASSETS AND LIABILITIES (Net)	0.7	492,948
NET ASSETS	100.0%	$67,866,683

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Rate disclosed is the 7-day yield at December 31, 2023.
Abbreviations:
ADR —	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification
December 31, 2023 (Unaudited)
Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Capital Goods	22.9%
Banks	10.3
Pharmaceuticals, Biotechnology & Life Sciences	9.4
Materials	7.9
Insurance	7.4
Food	5.9
Beverage	5.1
Transportation	3.6
Automobiles & Components	3.2
Commercial & Professional Services	3.1
Media & Entertainment	2.4
Consumer Discretionary Distribution & Retail	2.5
Health Care Equipment & Services	2.3
Utilities	2.2
Software & Services	1.4
Telecommunication Services	1.3
Energy	1.1
Household & Personal Products	1.1
Real Estate Management & Development	0.8
Total Common Stocks	93.9
Registered Investment Company	5.4
Other Assets and Liabilities (Net)	0.7
Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio Composition
December 31, 2023 (Unaudited)
Portfolio Composition	Percentage of Net Assets
United States	15%
United Kingdom	14
France	11
Switzerland	11
Japan	9
Germany	8
Sweden	6
Singapore	4
Other Countries(a)	16
Money Market Funds and Other Assets and Liabilities (Net)	6
Total	100%

(a)	“Other Countries” include Belgium, China, Finland, Hong Kong, Mexico, Netherlands and South Korea

SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
1. Valuation and Investment Practices
Portfolio Valuation. Tweedy, Browne Fund Inc. (the “Company”) consists of four series: Tweedy, Browne International Value Fund; Tweedy, Browne International Value Fund II – Currency Unhedged; Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund (collectively the “Funds”). Under normal circumstances, portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”), unless, in the view of the Valuation Designee (the Investment Adviser has been appointed “Valuation Designee” by the Company’s Board of Directors), such price is not reliable, or there is significant market movement that calls for application of fair value factors provided by a third party, as described below. Under normal circumstances, portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading, unless, in the view of the Valuation Designee, such price is not reliable. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, are valued at fair value as determined in good faith by the Valuation Designee pursuant to the Company’s Valuation Policies and Procedures, which were approved by the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Fund’s assets due to developments since such last price) may be valued at fair value if the Valuation Designee concludes that fair valuation will likely result in a more accurate net asset valuation. The Company has retained a third-party service provider that, under certain circumstances (including certain market movements) selected by the Company, provides fair value pricing for international equity securities whose principal markets are no longer open when the Funds calculate their net asset values. This means that a Fund’s net asset value may be based, at least in part, on prices other than those determined as of the close of the principal market in which such assets trade. The Funds’ use of fair value pricing may cause the net asset value of a Fund’s shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Under normal circumstances, debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Valuation Designee. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, unless the Valuation Designee determines, in good faith, that such value does not represent fair value, in which case the securities will be valued in the same manner as debt securities with a remaining maturity in excess of 60 days or otherwise fair valued. Investments in open-end mutual funds are valued at net asset value (NAV) except that stable NAV money funds held in a cash sweep vehicle will generally be priced at cost ($1).
Fair Value Measurements. The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets carried at fair value as of December 31, 2023. See each Fund’s respective Portfolio of Investments for details on portfolio holdings.
International Value Fund	Total Value at December 31, 2023	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$5,675,930,553	$5,675,930,553	$ —	$—
Preferred Stocks	32,480,106	32,480,106	—	—
Registered Investment Company	30,211,239	30,211,239	—	—
U.S. Treasury Bills	98,321,034	—	98,321,034	—
Total Investments in Securities	5,836,942,932	5,738,621,898	98,321,034	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	22,361,084	—	22,361,084	—
Liability
Unrealized depreciation of forward exchange contracts	(47,860,141)	—	(47,860,141)	—
Total	$5,811,443,875	$5,738,621,898	$72,821,977	$—
International Value Fund II - Currency Unhedged	Total Value at December 31, 2023	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:	$382,544,294	$382,544,294	$—	$—
Value Fund	Total Value at December 31, 2023	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$ 417,952,789	$ 417,952,789	$ —	$—
Preferred Stock	983,510	983,510	—	—
Registered Investment Company	17,291,166	17,291,166	—	—
U.S. Treasury Bill	3,916,424	—	3,916,424	—
Total Investments in Securities	440,143,889	436,227,465	3,916,424	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	1,737,733	—	1,737,733	—
Liability
Unrealized depreciation of forward exchange contracts	(1,800,894)	—	(1,800,894)	—
Total	$440,080,728	$436,227,465	$3,853,263	$—
Worldwide High Dividend Yield Value Fund	Total Value at December 31, 2023	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:	$67,373,735	$67,373,735	$—	$—
Foreign Currency. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities that result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses that result from changes in foreign currency exchange rates have been included in net unrealized

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
appreciation/depreciation of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.
Forward Exchange Contracts. International Value Fund and Value Fund enter into forward exchange contracts for hedging purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed. A Fund may be required to post collateral with respect to certain “non-deliverable” forward exchange contracts in an unrealized loss position, and may receive collateral from the counterparty for certain non-deliverable forward exchange contracts in an unrealized gain position. Collateral is usually in the form of cash or U.S. Treasury Bills. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank. Collateral received by a Fund is held in escrow in the Fund’s custodian bank.
The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the International Value Fund’s and Value Fund’s investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the hedged currency increase. In addition, the International Value and Value Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
The Investment Company Act of 1940, as amended, defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by International Value Fund that may be deemed “affiliated companies”, as well as transactions that occurred in the securities of such issuers during the nine months ended December 31, 2023:
Shares Held at 3/31/23	Name of Issuer†	Value at 3/31/23	Purchase Cost	Sales Proceeds	Value at 12/31/23	Shares Held at 12/31/23	Change in Net Unrealized Appreciation 4/1/23 to 12/31/23
251,390	Lassonde Industries Inc, Class A	$19,377,844	$—	$—	$26,738,547	251,390	$7,360,703
68,178	Phoenix Mecano AG, Registered	28,783,106	—	—	35,156,243	68,178	6,373,137
		$48,160,950	$—	$—	$61,894,790		$13,733,840

†	Issuer country: Canada and Switzerland, respectively.
None of the other Funds owned 5% or more of the outstanding voting shares of any issuer.